Cash flow statement - Schedule of Non-Cash and Other Items (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Acquisition of Group Undertakings and Businesses [Line Items]
Interest expense on subordinated liabilities	£ 720	£ 697		£ 1,320
Hedging valuation adjustments on subordinated debt	141	(1,871)		(781)
Accretion of discounts and amortisation of premiums and issue costs	1,259	462		(306)
Revaluation of investment properties	87	511		(575)
Net gain on sale of financial assets at fair value through other comprehensive income	(122)	(92)		2
Share of post-tax results of associates and joint ventures	16	(10)		(2)
Net (credit) charge in respect of defined benefit schemes	(79)	125		236
Depreciation and amortisation	2,905	2,396		2,825
Other provision movements	(30)	(74)		(66)
Impairment (charge) credit	303	1,522	[1],[2]	(1,378)	[1]
Write-off of allowance for loan losses, net of recoveries	(1,115)	(759)		(935)
Impairment charge (credit) on undrawn balances	0	122		(257)
Transactions in own shares	103	(60)		(13)
Transfers to income statement from reserves	1,838	43		(621)
Foreign exchange impact on balance sheet	502	(286)		140
Other non-cash items	176	185		23
Total non-cash items	7,328	2,901		899
Contributions to defined benefit schemes	(1,345)	(2,533)		(1,347)
Payments in respect of regulatory and legal provisions	(378)	(625)		(817)
Other	17	13		0
Total other items	(1,706)	(3,145)		(2,164)
Non-cash and other items	5,622	(244)		(1,265)
Regulatory and legal provisions
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Acquisition of Group Undertakings and Businesses [Line Items]
Regulatory and legal provisions	675	255		1,300
Disposal of tangible fixed assets
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Acquisition of Group Undertakings and Businesses [Line Items]
Profit on disposal of tangible fixed assets	(61)	(121)		(268)
Loans and receivables
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Acquisition of Group Undertakings and Businesses [Line Items]
Impairment (charge) credit	315	1,372		(1,121)
Financial assets at fair value through other comprehensive income
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Acquisition of Group Undertakings and Businesses [Line Items]
Financial assets at amortised cost	£ (2)	£ 6		£ (2)

[1]	2 Restated for presentational changes; see note 1.
[2]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.